Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Income Captions [Line Items]
Cumulative translation adjustments, net	$ (6,409)	$ (814)	$ 10,986
Associates and joint ventures [member]
Condensed Statement of Income Captions [Line Items]
Cumulative translation adjustments, net	$ 236	$ 49	$ 413